CRITICAL ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2017
Disclosure of accounting judgements and estimates [text block] [Abstract]
Disclosure of accounting judgements and estimates [text block]

NOTE 3: CRITICAL ACCOUNTING ESTIMATES

The preparation of the Group’s financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based upon amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty in these financial statements, which together are deemed critical to the Group’s results and financial position, are as follows:

–	Allowance for impairment losses on loans and receivables (note 20);

–	Valuation of assets and liabilities arising from insurance business (notes 24 and 31);

–	Defined benefit pension scheme obligations (note 35);

–	Recoverability of deferred tax assets (note 36);

–	Payment protection insurance and other regulatory provisions (note 37); and

–	Fair value of financial instruments (note 48).